PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
U.S.
Defined Benefit Plans
Total plan assets	$ 747.4	$ 648.5	$ 551.2
U.S. | Total
Defined Benefit Plans
Total plan assets at fair value	747.2	648.3
Other assets (payables)	0.2	0.2
Total plan assets	747.4	648.5
U.S. | Total | Cash
Defined Benefit Plans
Total plan assets at fair value	15.8	8.0
U.S. | Total | Liability hedging portfolio
Defined Benefit Plans
Total plan assets at fair value	333.1	216.1
U.S. | Total | Pooled funds - Corporate debt/agencies
Defined Benefit Plans
Total plan assets at fair value	332.7	216.1
U.S. | Total | Pooled funds - U.S. bonds, other fixed income
Defined Benefit Plans
Total plan assets at fair value	0.4
U.S. | Total | Growth portfolio
Defined Benefit Plans
Total plan assets at fair value	398.3	424.2
U.S. | Total | Pooled funds - Global equities
Defined Benefit Plans
Total plan assets at fair value	60.0	65.2
U.S. | Total | Pooled funds - Global real estate investment trusts
Defined Benefit Plans
Total plan assets at fair value	45.8	43.3
U.S. | Total | Pooled funds - International
Defined Benefit Plans
Total plan assets at fair value	86.6	97.5
U.S. | Total | Pooled funds - U.S. equities
Defined Benefit Plans
Total plan assets at fair value	89.5	154.5
U.S. | Total | Pooled funds - Alternative investments
Defined Benefit Plans
Total plan assets at fair value	51.2
U.S. | Total | Pooled funds - High yield bonds
Defined Benefit Plans
Total plan assets at fair value	65.2	63.7
U.S. | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plans
Total plan assets at fair value	15.8	8.0
U.S. | Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	15.8	8.0
U.S. | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans
Total plan assets at fair value	680.2	640.3
U.S. | Significant Other Observable Inputs (Level 2) | Liability hedging portfolio
Defined Benefit Plans
Total plan assets at fair value	333.1	216.1
U.S. | Significant Other Observable Inputs (Level 2) | Pooled funds - Corporate debt/agencies
Defined Benefit Plans
Total plan assets at fair value	332.7	216.1
U.S. | Significant Other Observable Inputs (Level 2) | Pooled funds - U.S. bonds, other fixed income
Defined Benefit Plans
Total plan assets at fair value	0.4
U.S. | Significant Other Observable Inputs (Level 2) | Growth portfolio
Defined Benefit Plans
Total plan assets at fair value	347.1	424.2
U.S. | Significant Other Observable Inputs (Level 2) | Pooled funds - Global equities
Defined Benefit Plans
Total plan assets at fair value	60.0	65.2
U.S. | Significant Other Observable Inputs (Level 2) | Pooled funds - Global real estate investment trusts
Defined Benefit Plans
Total plan assets at fair value	45.8	43.3
U.S. | Significant Other Observable Inputs (Level 2) | Pooled funds - International
Defined Benefit Plans
Total plan assets at fair value	86.6	97.5
U.S. | Significant Other Observable Inputs (Level 2) | Pooled funds - U.S. equities
Defined Benefit Plans
Total plan assets at fair value	89.5	154.5
U.S. | Significant Other Observable Inputs (Level 2) | Pooled funds - High yield bonds
Defined Benefit Plans
Total plan assets at fair value	65.2	63.7
U.S. | Level 3
Defined Benefit Plans
Total plan assets at fair value	51.2
U.S. | Level 3 | Growth portfolio
Defined Benefit Plans
Total plan assets at fair value	51.2
U.S. | Level 3 | Pooled funds - Alternative investments
Defined Benefit Plans
Total plan assets at fair value	51.2
Int'l
Defined Benefit Plans
Total plan assets	566.6	515.0	441.3
Int'l | Total
Defined Benefit Plans
Total plan assets at fair value	566.1	514.6
Other assets (payables)	0.5	0.4
Total plan assets	566.6	515.0
Int'l | Total | Cash
Defined Benefit Plans
Total plan assets at fair value	4.7	6.2
Int'l | Total | Fixed Income Securities
Defined Benefit Plans
Total plan assets at fair value	266.9	248.3
Int'l | Total | Mutual Funds
Defined Benefit Plans
Total plan assets at fair value	0.3	0.3
Int'l | Total | Pooled funds - Emerging markets bonds
Defined Benefit Plans
Total plan assets at fair value	6.2
Int'l | Total | Pooled funds - European bonds
Defined Benefit Plans
Total plan assets at fair value	193.8	239.0
Int'l | Total | Pooled funds - U.K. bonds
Defined Benefit Plans
Total plan assets at fair value	56.6
Int'l | Total | Pooled funds - Global bonds
Defined Benefit Plans
Total plan assets at fair value	3.3	9.0
Int'l | Total | Pooled funds - High yield bonds
Defined Benefit Plans
Total plan assets at fair value	6.7
Int'l | Total | Equity Securities
Defined Benefit Plans
Total plan assets at fair value	218.2	198.5
Int'l | Total | Pooled funds - Emerging markets
Defined Benefit Plans
Total plan assets at fair value	20.9	18.5
Int'l | Total | Pooled funds - U.K.
Defined Benefit Plans
Total plan assets at fair value	17.2
Int'l | Total | Pooled funds - European region
Defined Benefit Plans
Total plan assets at fair value		46.3
Int'l | Total | Pooled funds - Global
Defined Benefit Plans
Total plan assets at fair value	151.3	81.5
Int'l | Total | Pooled funds - Real estate investment trusts
Defined Benefit Plans
Total plan assets at fair value	28.8	28.9
Int'l | Total | Pooled funds - U.S.
Defined Benefit Plans
Total plan assets at fair value		10.6
Int'l | Total | Pooled funds - Asia Pacific region
Defined Benefit Plans
Total plan assets at fair value		12.7
Int'l | Total | Other investments
Defined Benefit Plans
Total plan assets at fair value	76.3	61.6
Int'l | Total | Pooled funds - Commodities
Defined Benefit Plans
Total plan assets at fair value	9.5
Int'l | Total | Pooled funds - Real estate
Defined Benefit Plans
Total plan assets at fair value	7.7
Int'l | Total | Pooled funds - Other
Defined Benefit Plans
Total plan assets at fair value	31.7	33.8
Int'l | Total | Insurance contracts
Defined Benefit Plans
Total plan assets at fair value	27.4	27.8
Int'l | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plans
Total plan assets at fair value	5.0	6.5
Int'l | Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	4.7	6.2
Int'l | Quoted Prices in Active Markets (Level 1) | Fixed Income Securities
Defined Benefit Plans
Total plan assets at fair value	0.3	0.3
Int'l | Quoted Prices in Active Markets (Level 1) | Mutual Funds
Defined Benefit Plans
Total plan assets at fair value	0.3	0.3
Int'l | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans
Total plan assets at fair value	533.7	480.3
Int'l | Significant Other Observable Inputs (Level 2) | Fixed Income Securities
Defined Benefit Plans
Total plan assets at fair value	266.6	248.0
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Emerging markets bonds
Defined Benefit Plans
Total plan assets at fair value	6.2
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - European bonds
Defined Benefit Plans
Total plan assets at fair value	193.8	239.0
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - U.K. bonds
Defined Benefit Plans
Total plan assets at fair value	56.6
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Global bonds
Defined Benefit Plans
Total plan assets at fair value	3.3	9.0
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - High yield bonds
Defined Benefit Plans
Total plan assets at fair value	6.7
Int'l | Significant Other Observable Inputs (Level 2) | Equity Securities
Defined Benefit Plans
Total plan assets at fair value	218.2	198.5
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Emerging markets
Defined Benefit Plans
Total plan assets at fair value	20.9	18.5
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - U.K.
Defined Benefit Plans
Total plan assets at fair value	17.2
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - European region
Defined Benefit Plans
Total plan assets at fair value		46.3
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Global
Defined Benefit Plans
Total plan assets at fair value	151.3	81.5
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Real estate investment trusts
Defined Benefit Plans
Total plan assets at fair value	28.8	28.9
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - U.S.
Defined Benefit Plans
Total plan assets at fair value		10.6
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Asia Pacific region
Defined Benefit Plans
Total plan assets at fair value		12.7
Int'l | Significant Other Observable Inputs (Level 2) | Other investments
Defined Benefit Plans
Total plan assets at fair value	48.9	33.8
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Commodities
Defined Benefit Plans
Total plan assets at fair value	9.5
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Real estate
Defined Benefit Plans
Total plan assets at fair value	7.7
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Other
Defined Benefit Plans
Total plan assets at fair value	31.7	33.8
Int'l | Level 3
Defined Benefit Plans
Total plan assets at fair value	27.4	27.8
Int'l | Level 3 | Other investments
Defined Benefit Plans
Total plan assets at fair value	27.4	27.8
Int'l | Level 3 | Insurance contracts
Defined Benefit Plans
Total plan assets at fair value	$ 27.4	$ 27.8